THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.5%
	Face Amount	Value
COMMUNICATION SERVICES — 4.6%
Alphabet
4.700%, 11/15/35	$245,000	$233,272
5.450%, 11/15/55	190,000	168,864
AT&T
3.500%, 06/01/41	240,000	176,668
3.550%, 09/15/55	195,000	116,958
5.700%, 11/01/54	215,000	185,531
6.000%, 11/15/34	20,000	19,952
IHS Holding
5.625%, 11/29/26 (A)	250,000	248,721
Meta Platforms
5.400%, 08/15/54	155,000	126,175
5.550%, 08/15/64	115,000	91,973
6.300%, 05/15/56	110,000	100,949
Paramount Global
5.900%, 10/15/40	240,000	174,338
6.250%, US0003M + 3.899%, 02/28/57 (B)	75,000	58,240
6.375%, H15T5Y + 3.999%, 03/30/62 (B)	470,000	388,772
QTS Fayetteville I Dc1-2
5.700%, 04/15/36 (A)	170,000	155,451
Rakuten Group
9.750%, 04/15/29 (A)	245,000	266,014
RD Michigan Property Owner I
7.500%, 03/30/45 (A)	145,000	140,531
Sopaipilla Investor
7.534%, 11/30/48 (A)	165,000	171,020
Space Exploration Technologies
5.350%, 07/15/31 (A)	350,000	340,665
5.650%, 07/15/33 (A)	200,000	191,605
5.875%, 07/15/36 (A)	290,000	270,884
6.650%, 07/15/56 (A)	170,000	150,442
Time Warner Cable
5.875%, 11/15/40	380,000	324,758
6.550%, 05/01/37	470,000	447,117
7.300%, 07/01/38	115,000	113,653

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
COMMUNICATION SERVICES — continued
T-Mobile USA
5.700%, 01/15/56	$280,000	$246,974
Verizon Communications
6.200%, H15T5Y + 2.042%, 05/14/56 (B)	215,000	210,411
		5,119,938

CONSUMER DISCRETIONARY — 1.8%
Amazon.com
4.875%, 03/13/36	340,000	325,399
5.300%, 07/09/36	170,000	167,033
5.800%, 03/13/56	170,000	156,315
Carnival
5.125%, 05/01/29 (A)	280,000	277,832
Flutter Treasury DAC
6.375%, 04/29/29 (A)	215,000	217,657
Resorts World Las Vegas
4.625%, 04/06/31 (A)	270,000	226,871
Stellantis Finance US
5.350%, 03/17/28 (A)	200,000	200,365
Viking Ocean Cruises Ship VII
5.625%, 02/15/29 (A)	390,000	389,666
		1,961,138

CONSUMER STAPLES — 0.9%
Anheuser-Busch
4.900%, 02/01/46	107,000	93,567
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	65,000	64,451
BAT Capital
4.390%, 08/15/37	315,000	281,544
4.625%, 03/22/33	255,000	245,821
5.350%, 08/15/32	125,000	126,450
5.834%, 02/20/31	190,000	195,973
Reynolds American
8.125%, 05/01/40	45,000	52,388
		1,060,194

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — 3.1%
Baker Hughes Holdings
5.000%, 06/15/36	$360,000	$345,557
5.850%, 06/15/56	115,000	108,571
Cheniere Energy
5.200%, 07/30/36 (A)	125,000	120,915
Continental Resources
2.268%, 11/15/26 (A)	225,000	223,422
Energy Transfer
6.300%, 01/15/56	145,000	139,614
6.700%, H15T5Y + 2.219%, 01/15/57 (B)	340,000	334,973
Eni
5.250%, 05/18/36 (A)	280,000	270,195
Greensaif Pipelines Bidco Sarl
6.103%, 08/23/42 (A)	230,000	226,690
Hess
5.800%, 04/01/47	215,000	208,815
6.000%, 01/15/40	355,000	364,353
HF Sinclair
5.000%, 02/01/28	100,000	99,892
Occidental Petroleum
6.450%, 09/15/36	215,000	226,291
Petroleos Mexicanos
7.690%, 01/23/50	275,000	245,313
Raizen Fuels Finance
6.250%, 07/08/32 (A)	310,000	164,254
Rio Grande LNG
5.750%, 06/30/36 (A)	280,000	271,874
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	154,794
		3,505,523

FIANANCIALS — 0.3%
Mizuho Financial Group
4.782%, H15T1Y + 0.680%, 07/13/30 (B)	320,000	318,097

FINANCIALS — 12.3%
Apollo Global Management
5.700%, 03/30/36	155,000	152,937

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Atlas Warehouse Lending
4.625%, 11/15/28 (A)	$250,000	$246,507
5.250%, 01/15/33 (A)	255,000	246,699
Avolon Holdings Funding
5.750%, 11/15/29 (A)	295,000	299,783
5.750%, 03/01/29 (A)	160,000	162,474
6.375%, 05/04/28 (A)	160,000	163,685
Bank of America
4.571%, SOFR + 1.830%, 04/27/33 (B)	205,000	198,473
5.288%, SOFR + 1.910%, 04/25/34 (B)	200,000	199,468
5.468%, SOFR + 1.650%, 01/23/35 (B)	370,000	371,477
Canadian Imperial Bank of Commerce
4.283%, SOFRINDX + 0.790%, 01/29/30 (B)	255,000	251,300
CI Financial
3.200%, 12/17/30	675,000	610,539
Citigroup
2.561%, SOFR + 1.167%, 05/01/32 (B)	490,000	436,646
5.174%, SOFR + 1.364%, 02/13/30 (B)	325,000	326,860
8.125%, 07/15/39	165,000	201,274
Constellation Insurance
6.800%, 01/24/30 (A)	380,000	375,789
Credit Suisse Group
7.500%, USSW5 + 4.598%, 06/11/75 (A) (C)	725,000	174,000
Deutsche Bank NY
4.999%, SOFR + 1.700%, 09/11/30 (B)	140,000	139,514
6.819%, SOFR + 2.510%, 11/20/29 (B)	135,000	140,438
Drawbridge Special Opportunities Fund
5.950%, 09/17/30 (A)	315,000	302,068
Farmers Exchange Capital
7.050%, 07/15/28 (A)	245,000	252,868
Farmers Exchange Capital III
5.454%, TSFR3M + 3.716%, 10/15/54 (A)(B)	405,000	373,316
Farmers Insurance Exchange
7.000%, H15T10Y + 3.864%, 10/15/64 (A)(B)	170,000	169,581
Goldman Sachs Capital I
6.345%, 02/15/34	340,000	348,776

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Goldman Sachs Group
2.383%, SOFR + 1.248%, 07/21/32 (B)	$410,000	$358,188
4.939%, SOFR + 1.330%, 10/21/36 (B)	190,000	179,703
5.065%, SOFR + 1.190%, 01/21/37 (B)	280,000	266,687
5.536%, SOFR + 1.380%, 01/28/36 (B)	265,000	262,981
5.655%, SOFR + 1.450%, 07/21/37 (B)	110,000	109,499
Goldman Sachs Private Credit
5.050%, 02/23/28	285,000	283,273
HSBC Holdings
4.398%, SOFR + 0.990%, 03/10/30 (B)	200,000	197,187
5.733%, SOFR + 1.520%, 05/17/32 (B)	370,000	377,212
Imperial Brands Finance
5.500%, 07/07/36 (A)	285,000	277,148
Jackson Financial
3.125%, 11/23/31	220,000	195,400
6.150%, 01/15/37	280,000	273,712
Jefferies Financial Group
5.125%, 04/28/31	155,000	151,721
JPMorgan Chase
4.810%, SOFR + 1.190%, 10/22/36 (B)	320,000	303,832
4.864%, SOFR + 0.845%, 07/23/30 (B)	260,000	259,443
5.023%, TSFR3M + 1.212%, 02/02/37 (B)	120,000	110,429
5.572%, SOFR + 1.680%, 04/22/36 (B)	225,000	226,061
5.766%, SOFR + 1.490%, 04/22/35 (B)	315,000	321,821
Mercury General
6.250%, 06/15/36	225,000	223,878
Morgan Stanley
4.238%, SOFR + 0.800%, 01/09/30 (B)	405,000	398,269
4.868%, SOFRINDX + 0.847%, 07/12/29 (B)	275,000	274,949
5.466%, SOFR + 1.730%, 01/18/35 (B)	265,000	264,172
Morgan Stanley MTN
5.250%, SOFR + 1.870%, 04/21/34 (B)	290,000	287,184
5.831%, SOFR + 1.580%, 04/19/35 (B)	185,000	188,434
NMI Holdings
6.000%, 08/15/29	175,000	177,539

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Prologis Targeted US Logistics Fund
4.625%, 03/15/33 (A)	$255,000	$243,694
Romanian Government International Bond
6.375%, 01/30/34 (A)	270,000	270,121
Santander Holdings USA
5.040%, SOFR + 1.104%, 06/05/30 (B)	290,000	288,561
Sompo Holdings
5.411%, H15T1Y + 2.130%, 04/22/37 (A)(B)	200,000	192,071
State Street
4.926%, TSFR3M + 1.262%, 06/15/47 (B)	150,000	132,648
UBS Group
7.000%, USISSO05 + 3.321%, 07/08/75 (A)(B) (C)	130,000	129,295
Wells Fargo
4.182%, SOFR + 0.740%, 01/23/30 (B)	235,000	231,216
		13,600,800

HEALTH CARE — 2.6%
Amgen
6.375%, 06/01/37	135,000	143,591
Bayer US Finance
5.375%, 07/20/33 (A)	200,000	197,585
Centene
3.000%, 10/15/30	175,000	157,264
4.625%, 12/15/29	340,000	329,847
CVS Health
1.875%, 02/28/31	205,000	178,495
5.050%, 03/25/48	435,000	367,395
6.750%, H15T5Y + 2.516%, 12/10/54 (B)	140,000	144,246
HCA
3.500%, 07/15/51	305,000	194,606
3.500%, 09/01/30	185,000	174,381
Health Care Service A Mutual Legal Reserve
5.200%, 06/15/29 (A)	210,000	211,142
Horizon Mutual Holdings
6.200%, 11/15/34 (A)	365,000	344,595
PeaceHealth Obligated Group
4.855%, 11/15/32	230,000	225,321

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Royalty Pharma
5.200%, 09/25/35	$245,000	$238,554
		2,907,022

INDUSTRIALS — 2.1%
AerCap Ireland Capital DAC
3.000%, 10/29/28	185,000	177,842
4.950%, 09/10/34	225,000	215,372
6.500%, H15T5Y + 2.441%, 01/31/56 (B)	215,000	216,062
American Airlines Pass Through Trust, Ser 2025-1, Cl A
4.900%, 05/11/38	95,000	90,891
BAE Systems
5.250%, 03/26/31 (A)	220,000	222,774
Booz Allen Hamilton
5.900%, 01/30/34	235,000	232,409
Honeywell Aerospace
4.600%, 03/16/33 (A)	170,000	164,356
4.950%, 03/16/36 (A)	280,000	269,916
Leidos
5.000%, 03/15/36	285,000	269,175
SMBC Aviation Capital Finance DAC
4.950%, 07/23/29 (A)	220,000	219,521
5.250%, 11/26/35 (A)	335,000	322,375
		2,400,693

INFORMATION TECHNOLOGY — 2.3%
Broadcom
3.419%, 04/15/33	109,000	96,220
Foundry JV Holdco
6.100%, 01/25/36 (A)	400,000	408,895
Intel
3.250%, 11/15/49	85,000	51,993
NVIDIA
4.750%, 06/15/33	315,000	305,406

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INFORMATION TECHNOLOGY — continued
Oracle
3.600%, 04/01/40	$110,000	$76,100
3.800%, 11/15/37	235,000	177,108
4.375%, 05/15/55	110,000	69,187
4.450%, 09/26/30	225,000	212,391
5.375%, 09/27/54	130,000	94,788
Salesforce
4.650%, 03/15/29	395,000	393,248
5.200%, 03/15/33	315,000	311,130
ServiceNow
5.400%, 05/15/36	180,000	175,815
Sprint Capital
8.750%, 03/15/32	145,000	168,724
		2,541,005

MATERIALS — 1.5%
Anglo American Capital
5.750%, 04/05/34 (A)	325,000	329,413
Braskem Netherlands Finance BV
4.500%, 01/31/30 (A)	205,000	111,212
8.000%, 10/15/34 (A)	150,000	81,375
First Quantum Minerals
7.250%, 02/15/34 (A)	225,000	229,195
8.625%, 06/01/31 (A)	310,000	322,501
FMC
8.000%, 06/01/31 (A)	100,000	103,403
8.450%, H15T5Y + 4.366%, 11/01/55 (B)	205,000	154,193
United States Steel
5.200%, 08/01/31 (A)	350,000	346,062
		1,677,354

REAL ESTATE — 0.2%
Sabra Health Care
3.900%, 10/15/29	185,000	178,372

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — 4.8%
AEP Texas
5.850%, 10/15/55	$125,000	$116,155
Brooklyn Union Gas
6.415%, 07/18/54 (A)	220,000	217,014
Chile Electricity Lux MPC Sarl
6.010%, 01/20/33 (A)	214,500	217,643
Dominion Energy
6.000%, H15T5Y + 2.262%, 02/15/56 (B)	275,000	272,203
6.625%, H15T5Y + 2.207%, 05/15/55 (B)	155,000	156,164
Electricite de France
6.125%, 04/22/56 (A)	215,000	202,695
Louisville Gas and Electric
5.450%, 04/15/33	130,000	131,373
NextEra Energy Capital Holdings
5.450%, 03/15/35	375,000	371,374
NiSource
5.350%, 04/01/34	245,000	245,083
NRG Energy
4.955%, 04/30/31 (A)	220,000	215,088
Pacific Gas and Electric
2.100%, 08/01/27	265,000	258,406
2.500%, 02/01/31	205,000	182,888
5.200%, 05/01/36	215,000	204,578
6.100%, 01/15/29	210,000	215,490
PSEG Power
5.750%, 05/15/35 (A)	260,000	259,786
Public Service Company of Oklahoma
5.200%, 01/15/35	122,000	118,923
RWE Finance US
5.125%, 09/18/35 (A)	190,000	181,483
Sempra
5.250%, 03/15/36	225,000	217,111
Southern Gas Capital
6.050%, H15T5Y + 1.822%, 09/15/56 (B)	135,000	133,972
Southern Power
4.900%, 10/01/35	180,000	171,144

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Virginia Electric and Power
5.000%, 01/15/34	$382,000	$373,896
Virginia Power Fuel Securitization
5.088%, 05/01/27	59,150	59,243
Vistra Operations
4.700%, 01/31/31 (A)	235,000	228,755
5.250%, 10/15/35 (A)	235,000	224,011
5.700%, 12/30/34 (A)	290,000	286,158
		5,260,636

TOTAL CORPORATE OBLIGATIONS
(Cost $42,744,059)		40,530,772

MORTGAGE-BACKED SECURITIES — 35.7%
AGENCY MORTGAGE-BACKED OBLIGATIONS — 30.7%
FHLMC
2.000%, 01/01/37 to 05/01/52	1,211,748	992,887
2.500%, 11/01/51 to 01/01/52	1,873,113	1,565,205
3.000%, 12/01/47	50,189	44,091
3.500%, 11/01/48	221,665	201,920
4.000%, 09/01/48	43,895	40,822
4.500%, 07/01/52	488,358	466,374
5.000%, 01/01/53 to 05/01/55	1,580,423	1,535,952
5.500%, 01/01/53 to 09/01/55	3,297,880	3,296,141
6.000%, 01/01/53 to 07/01/55	1,582,570	1,619,758
FHLMC Multifamily Structured Pass Through Certificates, Ser Q032, Cl A
4.950%, 11/25/54 (B)	89,198	88,557
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	25,454	22,943
FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	102,392	89,987
FHLMC, Ser 2025-5605, Cl NF
4.566%, SOFR30A + 0.950%, 12/25/55 (B)	522,992	523,357

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
FHLMC, Ser 2026-459, Cl GH
4.800%, 07/25/31	$559,917	$556,139
FNMA
1.790%, 08/01/31	163,917	142,031
1.850%, 09/01/35	216,883	189,342
2.000%, 01/01/42 to 12/01/51	2,229,158	1,791,088
2.500%, 06/01/50 to 04/01/52	3,041,766	2,544,114
3.000%, 12/01/31 to 07/01/52	3,565,712	3,151,007
3.040%, 01/01/28	155,002	151,895
3.500%, 07/01/43 to 04/01/52	1,804,187	1,639,593
4.000%, 03/01/48 to 08/01/52	662,713	611,404
4.500%, 06/01/52 to 09/01/52	677,904	648,923
5.000%, 02/01/31 to 11/01/53	1,837,222	1,791,454
5.500%, 12/01/39 to 08/01/54	1,554,584	1,551,142
6.000%, 10/01/53 to 03/01/54	1,063,750	1,082,595
FNMA or FHLMC TBA
6.000%, 08/01/33	1,095,000	1,107,058
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	919	929
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	1,821	1,827
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	9,155	9,591
FNMA, Ser 2022-57, Cl FA
4.316%, SOFR30A + 0.700%, 09/25/52 (B)	593,822	581,868
FNMA, Ser 2022-61, Cl F
4.316%, SOFR30A + 0.700%, 09/25/52 (B)	521,552	512,438
GNMA
2.000%, 12/20/50 to 02/20/51	800,365	642,184
2.500%, 04/20/51 to 11/20/51	1,044,315	873,517
3.000%, 04/20/50	199,449	173,376
4.000%, 04/20/49 to 04/20/52	1,023,793	943,220
4.378%, 01/20/67 (B)	20,197	19,976

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
5.000%, 07/20/53	$225,561	$219,382
GNMA, Ser 2010-H14, Cl BI, IO
1.555%, 07/20/60 (B)	1,692	183
GNMA, Ser 2017-H16, Cl PT
4.404%, 05/20/66 (B)	36	35
UMBS TBA
2.000%, 08/15/56	710,000	552,913
3.000%, 08/01/42	605,000	515,691
3.500%, 08/01/40	925,000	820,468
5.000%, 08/15/56	800,000	771,973
		34,085,350

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.0%
BANK, Ser 2022-BNK40, Cl A4
3.389%, 03/15/64 (B)	115,000	105,119
BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	75,000	68,011
BBCMS Mortgage Trust, Ser C32, Cl A5
5.720%, 02/15/62	195,000	200,133
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55 (B)	185,000	168,821
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.442%, 05/15/55 (B)	205,000	187,746
BFLD Commercial Mortgage Trust, Ser 660F, Cl B
5.476%, TSFR1M + 1.800%, 11/15/42 (A)(B)	190,000	190,238
BFLD Commercial Mortgage Trust, Ser 660F, Cl C
5.826%, TSFR1M + 2.150%, 11/15/42 (A)(B)	125,000	125,156
BSPRT Issuer, Ser 2026-FL13, Cl A
5.170%, TSFR1M + 1.500%, 10/18/43 (A)(B)	135,000	135,146
BX Commercial Mortgage Trust, Ser 2026-CSMO, Cl B
5.376%, TSFR1M + 1.700%, 02/15/43 (A)(B)	270,000	271,856

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
BX Commercial Mortgage Trust, Ser 2026-VLT9, Cl A
5.376%, TSFR1M + 1.700%, 03/15/45 (A)(B)	$340,000	$339,151
BX Commercial Mortgage Trust, Ser AIRC, Cl A
5.368%, TSFR1M + 1.691%, 08/15/41 (A)(B)	85,075	85,438
CHI Commercial Mortgage Trust, Ser 2025-110W, Cl A
5.102%, 12/13/40 (A)(B)	110,000	108,216
Citigroup Commercial Mortgage Trust, Ser GC41, Cl A5
2.869%, 08/10/56	175,000	164,205
Citigroup Commercial Mortgage Trust, Ser P6, Cl A5
3.720%, 12/10/49 (B)	55,000	54,668
Citigroup Mortgage Loan Trust, Ser 2025-2, Cl A10
6.000%, 02/25/55 (A)(B)	204,641	203,964
CSMC LLC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	125,000	115,359
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (A)(B)	292,521	255,728
HIH Trust, Ser 61P, Cl A
5.518%, TSFR1M + 1.842%, 10/15/41 (A)(B)	279,271	279,795
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (B)	215,000	204,785
Manhattan West Mortgage Trust, Ser 2026-2MW, Cl A
5.321%, 06/10/48 (A)(B)	185,000	182,596
MF1, Ser 2025-FL17, Cl A
4.990%, TSFR1M + 1.320%, 02/18/40 (A)(B)	255,000	255,036
MF1, Ser 2026-FL22, Cl A
5.070%, TSFR1M + 1.400%, 11/18/43 (A)(B)	110,000	110,090
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (A)(B)	136,902	132,476
NYC Trust, Ser 2026-9W57, Cl A
4.890%, 06/06/40 (A)(B)	200,000	197,101

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
OBX Trust, Ser 2026-NQM6, Cl A1FC
5.063%, 04/26/66 (A) (D)	$274,902	$273,519
OBX Trust, Ser 2026-NQM7, Cl A1FC
5.220%, 04/25/66 (A) (D)	227,570	226,521
Oceanview Mortgage Trust, Ser 2025-1, Cl AF1
4.416%, SOFR30A + 0.800%, 11/25/54 (A)(B)	60,543	60,548
Oceanview Mortgage Trust, Ser 2025-2, Cl AF1
4.466%, SOFR30A + 0.850%, 04/25/55 (A)(B)	86,429	86,477
Oceanview Mortgage Trust, Ser 2026-1, Cl AF1
4.516%, SOFR30A + 0.900%, 02/25/56 (A)(B)	282,616	282,633
Rate Mortgage Trust, Ser 2024-J4, Cl A4
6.000%, 12/25/54 (A)(B)	128,161	127,731
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.053%, 10/25/48 (A)(B)	222,369	217,429
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (A)(B)	38,474	37,353
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (B)	120,000	113,581
		5,566,626

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $41,653,499)		39,651,976

U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Bonds
2.000%, 08/15/51	1,525,000	822,249
3.000%, 02/15/49	2,915,000	2,024,331
3.125%, 05/15/48 (E)	2,755,000	1,973,700
4.625%, 02/15/46	1,790,000	1,649,038
4.750%, 02/15/56	1,291,000	1,192,965
5.000%, 05/15/46 to 05/15/56	3,684,000	3,553,555

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value
U.S. Treasury Notes
3.875%, 05/15/29	$1,122,000	$1,108,676
4.125%, 06/30/28 to 06/30/31	6,284,000	6,244,494
4.250%, 07/31/28 to 06/30/33	3,301,000	3,271,336
4.375%, 07/31/31 to 05/15/36	1,988,000	1,966,899

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,717,281)		23,807,243

ASSET-BACKED SECURITIES — 3.1%
Aqua Finance Issuer Trust, Ser 2025-B, Cl A
4.790%, 05/17/51 (A)	0	—
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/32 (A)	50,477	50,561
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/32 (A)	17,411	17,452
College Ave Student Loans, Ser 2019-A, Cl A2
3.280%, 12/28/48 (A)	119,905	114,081
College Ave Student Loans, Ser 2021-B, Cl A2
1.760%, 06/25/52 (A)	69,177	61,955
College Ave Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (A)	135,323	122,716
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (A)	18,733	18,566
Hyundai Auto Lease Securitization Trust, Ser 2025-A, Cl A3
4.830%, 01/18/28 (A)	250,000	250,671
Navient Education Loan Trust, Ser 2026-A, Cl A
4.860%, 09/15/56 (A)	234,869	231,662
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (A)	125,877	121,411
Navient Refinance Loan Trust, Ser 2025-B, Cl A
4.720%, 09/15/55 (A)	99,731	98,449
Nelnet Student Loan Trust, Ser 2021-BA, Cl AFL
4.564%, TSFR1M + 0.894%, 04/20/62 (A)(B)	33,178	33,026
Nelnet Student Loan Trust, Ser 2025-CA, Cl A1A
4.670%, 06/22/65 (A)	0	—

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
RCKT Mortgage Trust, Ser 2025-CES1, Cl A1A
5.653%, 01/25/45 (A) (D)	$119,665	$119,869
RCKT Mortgage Trust, Ser 2025-CES10, Cl A1A
4.894%, 11/25/55 (A) (D)	260,819	258,151
RCKT Mortgage Trust, Ser 2025-CES12, Cl A1A
5.027%, 11/25/55 (A) (D)	83,766	82,969
RCKT Mortgage Trust, Ser 2025-CES2, Cl A1A
5.503%, 02/25/55 (A) (D)	125,967	125,992
RCKT Mortgage Trust, Ser 2025-CES8, Cl A1A
5.148%, 08/25/55 (A)(B)	118,101	117,448
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	14,866	14,611
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	79,247	74,795
SBA Small Business Investment, Ser 2025-10A, Cl 1
4.963%, 03/10/35	148,324	147,514
SBA Small Business Investment, Ser 2025-10B, Cl 1
4.532%, 09/10/35	89,907	88,194
SBA Small Business Investment, Ser 2026-10A, Cl 1
4.626%, 03/10/36	220,000	217,113
SCF Equipment Leasing, Ser 2025-1A, Cl A2
4.820%, 07/22/30 (A)	20,263	20,287
Small Business Administration, Ser 2025-25F, Cl 1
5.100%, 06/01/50	193,119	191,040
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/37 (A)	39,654	38,592
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/53 (A)	140,777	129,845
SMB Private Education Loan Trust, Ser 2021-A, Cl B
2.310%, 01/15/53 (A)	33,321	32,341
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (A)	172,542	163,056
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/53 (A)	82,288	74,989
SMB Private Education Loan Trust, Ser 2024-A, Cl A1A
5.240%, 03/15/56 (A)	103,266	103,400
SMB Private Education Loan Trust, Ser 2024-E, Cl A1A
5.090%, 10/16/56 (A)	164,723	163,414

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value
Sofi Professional Loan Program Trust, Ser 2018-C, Cl A2FX
3.590%, 01/25/48 (A)	$24,852	$24,790
Verizon Master Trust, Ser 2025-5, Cl B
4.420%, 06/20/31	130,000	129,039

TOTAL ASSET-BACKED SECURITIES
(Cost $3,480,712)		3,437,999

FOREIGN GOVERNMENT BONDS — 0.9%
MEXICO — 0.9%
Mexico Government International Bond Callable 11/13/54 @ 100
3.500%, 02/12/34	225,000	187,987
5.375%, 03/22/33	215,000	206,894
6.625%, 01/29/38	315,000	312,953
7.375%, 05/13/55	275,000	278,438

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $996,794)		986,272

MUNICIPAL BONDS — 0.5%
GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A , RB
6.637%, 04/01/57	351,000	364,120

ARIZONA — 0.2%
Maricopa County Industrial Development Authority, RB, RB (A) Callable 09/01/29 @ 100
7.375%, 10/01/29(A)	195,000	202,392

TOTAL MUNICIPAL BONDS
(Cost $709,407)		566,512

TOTAL INVESTMENTS — 98.1%
(Cost $114,301,752)		$108,980,774

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

Open futures contracts held by the Fund at July 31, 2026 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	41	Sep-2026	$8,451,276	$8,429,984	$(21,292)
U.S. 5-Year Treasury Note	51	Sep-2026	5,458,017	5,404,805	(53,212)
			$13,909,293	$13,834,789	$(74,504)
Short Contracts
Ultra 10-Year U.S. Treasury Notes	(51)	Sep-2026	$(5,675,226)	$(5,594,859)	$80,367
			$8,234,067	$8,239,930	$5,863

Percentages are based on Net Assets of $111,060,960.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at July 31, 2026 was $21,398,768 and represents 19.3% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

THE ADVISORS’ INNER CIRCLE FUND III

METLIFE CORE PLUS FUND

JULY 31, 2026 (Unaudited)

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year Rate

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

TBA — To Be Announced

TSFR1M — One Month Term Secured Overnight Financing Rate

TSFR3M — Three Month Term Secured Overnight Financing Rate

UMBS — Uniform Mortgage-Backed Security

US0003M — ICE LIBOR USD 3 Month

USISSO05 — 5-Year USD SOFR ICE Swap Rate Index

USSW5 — USD Swap Semi 30/360 5-Year

MIM-QH-001-1200